Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.76%
Biotechnology–16.98%
ACADIA Pharmaceuticals, Inc.(b)	227,070	$5,581,381
Alexion Pharmaceuticals, Inc.(b)	180,638	20,464,479
Amarin Corp. PLC, ADR (Ireland)(b)	403,082	7,493,294
ArQule, Inc.(b)	324,870	3,277,938
Ascendis Pharma A/S, ADR (Denmark)(b)	64,385	7,453,208
Avrobio, Inc.(b)	103,816	2,202,976
BioCryst Pharmaceuticals, Inc.(b)	305,645	968,895
Biogen, Inc.(b)	102,820	24,452,652
Biohaven Pharmaceutical Holding Co., Ltd.(b)	150,367	6,471,796
BioMarin Pharmaceutical, Inc.(b)	332,992	26,412,925
Bluebird Bio, Inc.(b)	38,837	5,096,579
DBV Technologies S.A., ADR (France)(b)	433,624	4,106,419
Exact Sciences Corp.(b)	213,885	24,620,302
Global Blood Therapeutics, Inc.(b)	145,162	7,954,878
Heron Therapeutics, Inc.(b)	209,431	3,652,477
Immunomedics, Inc.(b)	392,159	5,784,345
Incyte Corp.(b)	150,718	12,798,973
Kadmon Holdings, Inc.(b)	1,290,512	3,381,141
Neurocrine Biosciences, Inc.(b)	101,800	9,812,502
REGENXBIO, Inc.(b)	100,622	4,468,623
Rocket Pharmaceuticals, Inc.(b)	427,394	5,205,659
Rubius Therapeutics, Inc.(b)	275,076	3,658,511
Sarepta Therapeutics, Inc.(b)	76,875	11,442,844
Vertex Pharmaceuticals, Inc.(b)	145,436	24,232,546
		230,995,343
Drug Retail–0.53%
Raia Drogasil S.A. (Brazil)	331,578	7,212,203
Health Care Equipment–19.05%
Abbott Laboratories	423,941	36,925,261
Baxter International, Inc.	216,603	18,188,154
Becton, Dickinson and Co.	55,034	13,912,595
Boston Scientific Corp.(b)	789,489	33,521,703
Edwards Lifesciences Corp.(b)	85,964	18,297,437
Koninklijke Philips N.V. (Netherlands)	549,002	25,745,988
Medtronic PLC	555,690	56,647,039
Wright Medical Group N.V.(b)	787,696	22,732,906
Zimmer Biomet Holdings, Inc.	246,206	33,269,817
		259,240,900
Health Care Facilities–1.62%
HCA Healthcare, Inc.	164,633	21,980,152
Health Care Services–2.53%
Cigna Corp.	113,530	19,291,018
CVS Health Corp.	270,389	15,106,633
		34,397,651
Shares		Value
Health Care Supplies–1.84%
Alcon, Inc. (Switzerland)(b)	137,760	$8,093,400
Align Technology, Inc.(b)	45,256	9,462,125
Silk Road Medical, Inc.(b)	171,600	7,428,564
		24,984,089
Health Care Technology–1.41%
HMS Holdings Corp.(b)	215,816	7,531,978
Inspire Medical Systems, Inc.(b)	172,063	11,636,621
		19,168,599
Life Sciences Tools & Services–7.59%
Agilent Technologies, Inc.	110,427	7,664,738
Bio-Rad Laboratories, Inc., Class A(b)	41,326	13,013,557
Eurofins Scientific S.E. (Luxembourg)	25,957	11,056,589
Illumina, Inc.(b)	50,010	14,971,994
Thermo Fisher Scientific, Inc.	203,944	56,631,170
		103,338,048
Managed Health Care–12.49%
Anthem, Inc.	105,025	30,941,415
Centene Corp.(b)	406,696	21,184,795
Hapvida Participacoes e Investimentos S.A., REGS (Brazil)(c)	1,026,700	11,245,316
HealthEquity, Inc.(b)	77,279	6,335,332
Humana, Inc.	100,281	29,758,387
Notre Dame Intermedica Participacoes S.A. (Brazil)	1,026,461	11,753,729
UnitedHealth Group, Inc.	235,879	58,736,230
		169,955,204
Pharmaceuticals–32.72%
Allergan PLC	73,566	11,807,343
AstraZeneca PLC, ADR (United Kingdom)	1,136,291	49,326,392
Axsome Therapeutics, Inc.(b)	477,441	12,174,745
Bristol-Myers Squibb Co.	535,806	23,795,144
Elanco Animal Health, Inc.(b)	392,352	12,931,922
Eli Lilly and Co.	269,707	29,384,578
Jazz Pharmaceuticals PLC(b)	65,531	9,133,711
Johnson & Johnson	420,518	54,759,854
Merck & Co., Inc.	533,195	44,249,853
Milestone Pharmaceuticals, Inc. (Canada)(b)	232,652	3,743,371
Nippon Shinyaku Co., Ltd. (Japan)	199,000	14,336,408
Novartis AG, ADR (Switzerland)	688,804	63,080,670
Novo Nordisk A/S, Class B (Denmark)	483,201	23,192,029
Odonate Therapeutics, Inc.(b)	186,495	7,599,671
Pfizer, Inc.	616,358	23,939,345
Roche Holding AG (Switzerland)	86,253	23,094,639
Sanofi, ADR (France)	787,572	32,841,752

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zogenix, Inc.(b)	120,254	$5,792,635
		445,184,062
Total Common Stocks & Other Equity Interests (Cost $871,348,573)		1,316,456,251
Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., 0.00% Series C, Pfd., (Acquired 03/26/2001) (Cost $2,000,001)(c)(d)(e)	2,439,026	2
Money Market Funds–3.09%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)	14,674,956	14,674,956
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)	10,638,258	$10,642,513
Invesco Treasury Portfolio, Institutional Class, 2.15%(f)	16,771,378	16,771,378
Total Money Market Funds (Cost $42,087,489)		42,088,847
TOTAL INVESTMENTS IN SECURITIES–99.85% (Cost $915,436,063)		1,358,545,100
OTHER ASSETS LESS LIABILITIES–0.15%		2,081,338
NET ASSETS–100.00%		$1,360,626,438
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $11,245,318, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	Security is considered venture capital.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,219,030,598	$97,425,653	$—	$1,316,456,251
Preferred Stocks	—	—	2	2
Money Market Funds	42,088,847	—	—	42,088,847
Total Investments	$1,261,119,445	$97,425,653	$2	$1,358,545,100
Invesco Health Care Fund